Operating leases - Maturity of operating lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating leases
2026	$ 611
2027	352
2028	332
2029	336
2030 - 2031	417
Total lease payments	2,048
Less imputed interest	(178)
Present value of lease liabilities	$ 1,870	$ 5,441